Financial Risk Management Objectives and Policies (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financial Risk Management Objectives and Policies [Line Items]
Percentage of USD/AUD exchange rate	4.60%	4.80%
Trade receivables balance	$ 826,857	$ 607,436
Percentage of trade receivables balances	87.00%	90.00%
Revenue from contracts with customers	$ 7,287,002	$ 4,902,865	$ 1,804,705
Credit losses amount	$ 35,466
Expected credit losses assessment		$ 16,233
Trade Receivables [Member]
Financial Risk Management Objectives and Policies [Line Items]
Percentage of trade receivables balances	11.35%	12.39%